ACQUISITION AND DISPOSITIONS - ACQUISITIONS, CHAPMAN AND OTHER (Details) CAD in Millions, $ in Millions					1 Months Ended				12 Months Ended
	Nov. 02, 2016 USD ($)	Nov. 02, 2016 CAD	Sep. 09, 2016 USD ($) MW	Sep. 09, 2016 CAD MW	Nov. 30, 2015 USD ($) MW	Nov. 30, 2015 CAD MW	Dec. 31, 2014 CAD	Oct. 31, 2014 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Nov. 02, 2016 CAD	Sep. 09, 2016 CAD	Nov. 30, 2015 CAD	Dec. 31, 2012	Dec. 31, 2011
ACQUISITIONS
Cash consideration										CAD 644	CAD 106	CAD 394
Chapman Ranch Wind Project
ACQUISITIONS
Ownership interest acquired (as a percent)			100.00%											100.00%
Wind project capacity | MW			249	249
Cash consideration	$ 30	CAD 40	$ 50	CAD 65
Portion allocated to property, plant and equipment	$ 17		$ 48										CAD 23	CAD 62
Pro forma earnings before interest and income taxes | $									$ 0
New Creek Wind Project
ACQUISITIONS
Ownership interest acquired (as a percent)					100.00%										100.00%
Wind project capacity | MW					103	103
Cash consideration					$ 36	CAD 48
Portion allocated to property, plant and equipment					$ 26										CAD 35
Massif du Sud Wind Project
ACQUISITIONS
Ownership interest acquired (as a percent)							30.00%					30.00%				50.00%
Cash consideration							CAD 102
Total ownership interest (as a percent)							80.00%					80.00%
Portion allocated to property, plant and equipment							CAD 97					CAD 97
Lac Alfred Wind Project
ACQUISITIONS
Ownership interest acquired (as a percent)								17.50%									50.00%
Cash consideration								CAD 121
Total ownership interest (as a percent)								67.50%
Portion allocated to property, plant and equipment								CAD 115